Property and Equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3.8	$ 1.1
Accumulated depreciation	(0.7)	(0.1)
Property and equipment, net	3.1	1.0	$ 5.1
Depreciation expense	0.6	0.1
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1.9	0.6
Capitalized internal use software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1.1	0.3
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1.2	0.3
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0.7	$ 0.2